UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
(Name and address of agent for service)

(802) 229-3113
(Registrant's telephone number, including area code)

Date of fiscal year end:  12/31/16

Date of reporting period: 03/31/16

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund
(Unaudited)

Fund Profile (Unaudited)
at March 31, 2016

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	54.5%
U.S. Government Obligations	25.3%
Foreign Stocks & ADR's	1.5%
Cash and Other	18.7%

Top 10 Equity Holdings*
Description	Percent of Net Assets
Microsoft Corp.	1.8%
Cisco Systems, Inc.	1.6%
McDonald's Corp.	1.6%
The Travelers Cos., Inc.	1.5%
Texas Instruments, Inc.	1.5%
Visa, Inc.	1.5%
Apple, Inc.	1.5%
Canadian National Railway Co.	1.4%
Wells Fargo & Co.	1.4%
Merck & Co., Inc.	1.2%
Total of Net Assets	15.0%

Top 10 Fixed Income Holdings*
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	4.2%
FNMA AL5718	3.50%	09/01/44	4.0%
FHLMC Q29056	4.00%	10/01/44	3.5%
FHLMC G05624	4.50%	09/01/39	3.4%
FHLMC J22900	2.50%	03/01/28	2.2%
FHLMC Q29260	4.00%	10/01/44	2.1%
FNMA AD9193	5.00%	09/01/40	1.5%
FNMA 725423	5.50%	05/01/34	1.4%
FNMA TBA 15 YR 2.5	2.50%	04/18/31	1.4%
FNMA 725610	5.50%	07/01/34	1.3%
Total of Net Assets			25.0%

Average Effective Duration (for all Fixed Income Holdings) 0.8 years**

*	"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**	The average effective duration considers the call and put dates of applicable fixed income investments and the pre‐payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments
at March 31, 2016 (Unaudited)

Sentinel Variable Products Trust Balanced Fund
(Unaudited)

	Principal Amount (M=$1,000)		Value (Note 2)
U.S. Government Obligations 25.3%
U.S. Government Agency Obligations 25.3%
Federal Home Loan Mortgage Corporation 11.2%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	330	M	$341,105
30-Year:
FHLMC G05624
4.5%, 09/01/39	491	M	537,531
FHLMC Q29260
4%, 10/01/44	307	M	327,787
FHLMC Q29056
4%, 10/01/44	521	M	557,467
			1,422,785
Total Federal Home Loan Mortgage Corporation			1,763,890

	Principal Amount (M=$1,000)		Value (Note 2)
Federal National Mortgage Association 14.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/18/31(a)	210	M	$215,595
30-Year:
FNMA 725423
5.5%, 05/01/34	197	M	222,842
FNMA 725610
5.5%, 07/01/34	181	M	205,393
FNMA AD9193
5%, 09/01/40	207	M	229,866
FNMA 890310
4.5%, 12/01/40	48	M	51,922
FNMA AT2016
3%, 04/01/43	635	M	652,803

	Principal Amount (M=$1,000)		Value (Note 2)
FNMA AL5718
3.5%, 09/01/44	596	M	$629,317
			1,992,143
Total Federal National Mortgage Association			2,207,738
Total U.S. Government Obligations (Cost $3,907,879)			3,971,628

	Shares	Value (Note 2)
Domestic Common Stocks 54.5%
Consumer Discretionary 6.2%
Comcast Corp.	3,000	183,240
Goodyear Tire & Rubber Co.	1,100	36,278
Home Depot, Inc.	600	80,058
Marriott Int'l., Inc.	1,100	78,298
McDonald's Corp.	2,000	251,360
Omnicom Group, Inc.	1,000	83,230
Time Warner, Inc.	1,500	108,825

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Balanced Fund
(Unaudited)

	Shares	Value (Note 2)
TJX Cos., Inc.	2,000	$156,700
		977,989
Consumer Staples 4.7%
CVS Health Corp.	1,500	155,595
Estee Lauder Cos, Inc.	500	47,155
Kraft Heinz Co.	1,000	78,560
McCormick & Co., Inc.	1,000	99,480
PepsiCo, Inc.	1,000	102,480
Philip Morris Int'l., Inc.	1,000	98,110
Procter & Gamble Co.	1,800	148,158
		729,538
Energy 3.8%
Chevron Corp.	800	76,320
EOG Resources, Inc.	2,000	145,160
ExxonMobil Corp.	1,500	125,385
Noble Energy, Inc.	3,000	94,230
Schlumberger Ltd.	2,000	147,500
		588,595
Financials 9.9%
American Express Co.	2,000	122,800
Chubb Ltd.	1,000	119,150
CME Group, Inc.	1,000	96,050
Discover Financial Services	2,000	101,840
JPMorgan Chase & Co.	2,500	148,050
McGraw-Hill Financial, Inc.	1,500	148,470
MetLife, Inc.	2,000	87,880
Morgan Stanley	3,000	75,030
PNC Financial Services Group, Inc.	1,500	126,855
Signature Bank*	500	68,060
The Travelers Cos., Inc.	2,000	233,420
Wells Fargo & Co.	4,500	217,620
		1,545,225
Health Care 9.2%
Amgen, Inc.	1,000	149,930
Becton Dickinson & Co.	1,000	151,820
Biogen, Inc.*	200	52,064
Bristol-Myers Squibb Co.	2,500	159,700
Eli Lilly & Co.	2,000	144,020
Gilead Sciences, Inc.	800	73,488
Johnson & Johnson	1,000	108,200
Medtronic PLC(b)	2,000	150,000
Merck & Co., Inc.	3,500	185,185
Stryker Corp.	500	53,645
UnitedHealth Group, Inc.	1,000	128,900
Zoetis, Inc.	2,000	88,660
		1,445,612
Industrials 4.8%
Boeing Co.	800	101,552

	Shares	Value (Note 2)
Canadian National Railway Co.	3,600	$224,856
General Dynamics Corp.	500	65,685
Honeywell Int'l., Inc.	1,000	112,050
Tyco Int'l. Plc	2,000	73,420
United Technologies Corp.	1,000	100,100
Verisk Analytics, Inc.*	1,000	79,920
		757,583
Information Technology 13.1%
Accenture PLC	1,500	173,100
Alphabet, Inc.*	200	148,990
ANSYS, Inc.*	1,000	89,460
Apple, Inc.	2,100	228,879
Check Point Software Technologies Ltd.*	1,000	87,470
Cisco Systems, Inc.	9,000	256,230
Cognizant Technology Solutions Corp.*	1,500	94,050
EMC Corp.	3,000	79,950
Microsoft Corp.	5,000	276,150
Seagate Technology PLC	1,800	62,010
Synopsys, Inc.*	2,000	96,880
Texas Instruments, Inc.	4,000	229,680
Visa, Inc.	3,000	229,440
		2,052,289
Materials 1.3%
EI Du Pont de Nemours & Co.	1,500	94,980
Praxair, Inc.	1,000	114,450
		209,430
Telecommunication Services 1.0%
Verizon Communications, Inc.	3,000	162,240
Utilities 0.5%
Edison Int'l.	1,000	71,890
Total Domestic Common Stocks (Cost $4,659,539)		8,540,391
Foreign Stocks & ADR's 1.5%
Netherlands 1.1%
Unilever NV ADR	4,000	178,720
Switzerland 0.4%
Roche Holding AG ADR	2,000	61,110
Total Foreign Stocks & ADR's (Cost $232,945)		239,830
Institutional Money Market Funds 19.9%
State Street Institutional US Government Money Market Fund
(Cost $3,122,740)	3,122,740	3,122,740

Shares	Value (Note 2)
Total Investments 101.2% (Cost $11,923,103)†	$15,874,589
Excess of Liabilities Over Other Assets (1.2)%	(183,599)
Net Assets 100.0%	$15,690,990

*	Non-income producing.

†
Cost for federal income tax purposes is $11,923,103. At March 31, 2016 unrealized appreciation for federal income tax purposes aggregated $3,951,486 of which $4,060,046 related to appreciated securities and $108,560 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)

Fund Profile
at March 31, 2016

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	45.7%
1 yr. to 2.99 yrs.	10.1%
3 yrs. to 3.99 yrs.	9.2%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	20.8%
6 yrs. to 7.99 yrs.	6.6%
8 yrs. and over	7.6%

Average Effective Duration (for all Fixed Income Holdings) 2.9 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AR9195	3.00%	03/01/43	5.5%
FHR 3859 JB	5.00%	05/15/41	4.6%
FNMA TBA 15 YR 2.5	2.50%	04/18/31	3.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF			3.9%
FNMA AS4707	3.50%	04/01/45	3.2%

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	2.8%
SPDR Barclays Intermediate Term Corporate Bond ETF			2.7%
FHLMC Q29260	4.00%	10/01/44	2.5%
AT&T, Inc.	3.80%	03/15/22	2.5%
Verizon Communications, Inc.	6.55%	09/15/43	2.4%
Total of Net Assets			34.0%

*	The average effective duration considers the call and put dates of applicable fixed income investments and the pre‐payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

**	"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2016 (Unaudited)

	Principal Amount (M=$1,000)		Value (Note 2)
U.S. Government Obligations 37.2%
U.S. Government Agency Obligations 37.2%
Federal Home Loan Mortgage Corporation 14.6%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,247	M	$2,494,279
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	920	M	1,007,871
FHLMC Q02664
4.5%, 08/01/41	1,393	M	1,518,359
FHLMC Q29260
4%, 10/01/44	1,311	M	1,402,200
FHLMC Q29056
4%, 10/01/44	1,217	M	1,300,756
FHLMC G08637
4%, 04/01/45	247	M	264,338
			5,493,524
Total Federal Home Loan Mortgage Corporation			7,987,803

	Principal Amount (M=$1,000)		Value (Note 2)
Federal National Mortgage Association 20.3%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/18/31(a)	2,100	M	$2,155,945
30-Year:
FNMA 725423
5.5%, 05/01/34	741	M	838,589
FNMA 725610
5.5%, 07/01/34	672	M	760,715
FNMA AD9193
5%, 09/01/40	688	M	766,222
FNMA AR9195
3%, 03/01/43	2,909	M	2,991,552
FNMA AT2016
3%, 04/01/43	809	M	832,324
FNMA AL5718
3.5%, 09/01/44	739	M	779,601
FNMA AS4707
3.5%, 04/01/45	1,675	M	1,766,008
FNMA AZ7347
3%, 11/01/45	276	M	283,030
			9,018,041
Total Federal National Mortgage Association			11,173,986

	Principal Amount (M=$1,000)		Value (Note 2)
Government National Mortgage Corporation 2.3%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	41	M	$41,584
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,124	M	1,223,457
Total Government National Mortgage Corporation			1,265,041
Total U.S. Government Obligations (Cost $20,161,712)			20,426,830
Domestic Corporate Bonds 15.6%
Communications 7.2%
21st Century Fox America, Inc.
3.7%, 09/15/24	300	M	315,969
American Tower Corp.
4%, 06/01/25	200	M	206,414
AT&T, Inc.
3.8%, 03/15/22	1,305	M	1,375,912
British Sky Broadcasting Group
3.75%, 09/16/24(b)	735	M	758,833
Verizon Communications, Inc.
6.55%, 09/15/43	1,000	M	1,315,357
			3,972,485

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)

	Principal Amount (M=$1,000)		Value (Note 2)
Consumer Non-Cyclical 4.4%

Actavis Funding SCS
3%, 03/12/20	250	M	$257,236
3.8%, 03/15/25	350	M	364,231
Laboratory Corp of America Holdings
3.6%, 02/01/25	395	M	400,034
Pernod Ricard SA
4.45%, 01/15/22(b)
Zoetis, Inc.	900	M	972,010
3.25%, 02/01/23	440	M	435,235
			2,428,746
Financials 3.1%
Brookfield Asset Management, Inc.
4%, 01/15/25	786	M	799,594
Prospect Capital Corp.
5%, 07/15/19	69	M	62,500
Wells Fargo & Co.
4.1%, 06/03/26	810	M	847,999
			1,710,093
Insurance 0.4%
Kemper Corp.
4.35%, 02/15/25	190	M	192,277
Real Estate 0.5%
CBL & Associates LP
5.25%, 12/01/23	264	M	250,830
Total Domestic Corporate Bonds (Cost $8,030,143)			8,554,431

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 8.0%
Exchange Traded Funds 8.0%
iShares iBoxx $ High Yield Corporate Bond ETF	9,553	780,385
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,069	2,146,959
SPDR Barclays Intermediate Term Corporate Bond ETF	42,546	1,458,051
SPDR Barclays Short Term High Yield Bond ETF	636	16,421
Total Domestic Exchange Traded Funds (Cost $4,241,967)		4,401,816
Institutional Money Market Funds 41.4%
State Street Institutional US Government Money Market Fund
(Cost $22,760,082)	22,760,082	22,760,082
Total Investments 102.2% (Cost $55,193,904)†		56,143,159
Excess of Liabilities Over Other Assets (2.2)%		(1,206,155)
Net Assets 100.0%		$54,937,004

†
Cost for federal income tax purposes is $55,193,904. At March 31, 2016 unrealized appreciation for federal income tax purposes aggregated $949,255 of which $975,463 related to appreciated securities and $26,208 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2016, the market value of rule 144A securities amounted to $1,730,843 or 3.15% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

Fund Profile
at March 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.2%
Financials	16.8%
Health Care	15.3%
Consumer Staples	12.3%
Consumer Discretionary	10.7%

Sector	Percent of Net Assets
Industrials	10.3%
Energy	7.2%
Telecommunication Services	1.9%
Materials	1.7%
Utilities	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.0%
Apple, Inc.	2.5%
Visa, Inc.	2.4%
Wells Fargo & Co.	2.4%
The Travelers Cos., Inc.	2.3%

Description	Percent of Net Assets
Accenture PLC	2.1%
Cisco Systems, Inc.	2.0%
PepsiCo, Inc.	2.0%
Unilever NV	1.9%
Verizon Communications, Inc.	1.9%
Total of Net Assets	22.5%

*	"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.

**	"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.6%
Consumer Discretionary 10.7%
Comcast Corp.	40,000	$2,443,200
Goodyear Tire & Rubber Co.	21,500	709,070
Home Depot, Inc.	7,500	1,000,725
Lear Corp.	12,500	1,389,625
Marriott Int'l., Inc.	15,000	1,067,700
McDonald's Corp.	20,000	2,513,600
Omnicom Group, Inc.	22,500	1,872,675
Priceline Group, Inc.*	900	1,160,064
Time Warner, Inc.	25,000	1,813,750
TJX Cos., Inc.	35,000	2,742,250
		16,712,659
Consumer Staples 10.4%
CVS Health Corp.	28,000	2,904,440
Estee Lauder Cos, Inc.	10,000	943,100
Kraft Heinz Co.	25,000	1,964,000
McCormick & Co., Inc.	15,000	1,492,200
PepsiCo, Inc.	30,000	3,074,400
Philip Morris Int'l., Inc.	30,000	2,943,300
Procter & Gamble Co.	35,000	2,880,850
		16,202,290
Energy 7.2%
Chevron Corp.	15,000	1,431,000
EOG Resources, Inc.	24,000	1,741,920
ExxonMobil Corp.	35,000	2,925,650

	Shares	Value (Note 2)
Marathon Petroleum Corp.	35,000	$1,301,300
Noble Energy, Inc.	50,000	1,570,500
Schlumberger Ltd.	30,000	2,212,500
		11,182,870
Financials 16.8%
American Express Co.	30,000	1,842,000
Chubb Ltd.	15,000	1,787,250
CME Group, Inc.	25,000	2,401,250
Discover Financial Services	45,000	2,291,400
JPMorgan Chase & Co.	35,000	2,072,700
McGraw-Hill Financial, Inc.	25,000	2,474,500
MetLife, Inc.	40,000	1,757,600
Morgan Stanley	75,000	1,875,750
PNC Financial Services Group, Inc.	20,000	1,691,400
Signature Bank*	5,500	748,660
The Travelers Cos., Inc.	30,000	3,501,300
Wells Fargo & Co.	75,800	3,665,688
		26,109,498
Health Care 14.3%
Amgen, Inc.	16,500	2,473,845
Becton Dickinson & Co.	10,000	1,518,200
Biogen, Inc.*	2,500	650,800
Bristol-Myers Squibb Co.	40,000	2,555,200
Eli Lilly & Co.	25,000	1,800,250

	Shares	Value (Note 2)
Gilead Sciences, Inc.	20,000	$1,837,200
Johnson & Johnson	10,000	1,082,000
Medtronic PLC(a)	35,000	2,625,000
Merck & Co., Inc.	50,000	2,645,500
Stryker Corp.	12,000	1,287,480
UnitedHealth Group, Inc.	15,000	1,933,500
Zoetis, Inc.	40,000	1,773,200
		22,182,175
Industrials 10.3%
Boeing Co.	20,000	2,538,800
Canadian National Railway Co.	46,200	2,885,652
General Dynamics Corp.	15,000	1,970,550
Honeywell Int'l., Inc.	25,000	2,801,250
Tyco Int'l. Plc	40,000	1,468,400
United Technologies Corp.	20,000	2,002,000
Verisk Analytics, Inc.*	30,000	2,397,600
		16,064,252
Information Technology 21.2%
Accenture PLC	28,000	3,231,200
Alphabet, Inc.*	3,509	2,614,030
ANSYS, Inc.*	19,300	1,726,578
Apple, Inc.	35,000	3,814,650
Check Point Software Technologies Ltd.*	20,000	1,749,400
Cisco Systems, Inc.	110,000	3,131,700

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

	Shares	Value (Note 2)
Cognizant Technology Solutions Corp.*	30,900	$1,937,430
EMC Corp.	50,000	1,332,500
Microsoft Corp.	85,000	4,694,550
Seagate Technology PLC	23,300	802,685
Synopsys, Inc.*	30,000	1,453,200
Texas Instruments, Inc.	50,000	2,871,000
Visa, Inc.	48,000	3,671,040
		33,029,963
Materials 1.7%
EI Du Pont de Nemours & Co.	15,000	949,800
Praxair, Inc.	15,000	1,716,750
		2,666,550
Telecommunication Services 1.9%
Verizon Communications, Inc.	55,000	2,974,400
Utilities 1.1%
Edison Int'l.	22,500	1,617,525
Total Domestic Common Stocks (Cost $79,304,880)		148,742,182
Foreign Stocks & ADR's 2.9%
Netherlands 1.9%
Unilever NV ADR	67,500	3,015,900
Switzerland 1.0%
Roche Holding AG ADR	50,000	1,527,750
Total Foreign Stocks & ADR's (Cost $4,494,151)		4,543,650
Institutional Money Market Funds 1.6%
State Street Institutional US Government Money Market Fund
(Cost $2,530,028)	2,530,028	2,530,028
Total Investments 100.1% (Cost $86,329,059)†		155,815,860
Excess of Liabilities Over Other Assets (0.1)%		(103,945)
Net Assets 100.0%		$155,711,915

*	Non-income producing.

†
Cost for federal income tax purposes is $86,329,059. At March 31, 2016 unrealized appreciation for federal income tax purposes aggregated $69,486,801 of which $71,302,130 related to appreciated securities and $1,815,329 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)

Fund Profile (Unaudited)
at March 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.4%
Consumer Discretionary	19.6%
Industrials	19.2%

Sector	Percent of Net Assets
Health Care	18.1%
Financials	4.8%
Energy	4.6%
Materials	2.0%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	4.3%
Dolby Laboratories, Inc.	3.8%
Genesee & Wyoming, Inc.	3.6%
Coach, Inc.	3.6%
Quanta Services, Inc.	3.4%

Description	Percent of Net Assets
MDC Partners, Inc.	3.4%
Core Laboratories NV	3.3%
Microchip Technology, Inc.	3.1%
DENTSPLY SIRONA, Inc.	3.0%
Varian Medical Systems, Inc.	3.0%
Total of Net Assets	34.5%

*	"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**	"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 87.3%
Consumer Discretionary 19.6%
Ascena Retail Group, Inc.*	35,340	$390,860
Bloomin' Brands, Inc.	19,600	330,652
BorgWarner, Inc.	9,210	353,664
Coach, Inc.	13,910	557,652
LKQ Corp.*	13,420	428,501
MDC Partners, Inc.	22,380	528,168
TRI Pointe Group, Inc.*	38,980	459,184
		3,048,681
Energy 4.6%
Core Laboratories NV	4,480	503,597
Noble Energy, Inc.	6,590	206,992
		710,589
Financials 3.4%
M&T Bank Corp.	1,400	155,400
Raymond James Financial, Inc.	4,710	224,243
Signature Bank*	1,090	148,371
		528,014
Health Care 18.1%
Bio-Rad Laboratories, Inc.*	2,773	379,125
Bio-Techne Corp.	4,520	427,230
DENTSPLY SIRONA, Inc.	7,620	469,621
MEDNAX, Inc.*	6,620	427,784
Patterson Cos, Inc.	8,700	404,811
STERIS PLC	3,260	231,623

	Shares	Value (Note 2)
Varian Medical Systems, Inc.*	5,820	$465,716
		2,805,910
Industrials 19.2%
Ametek, Inc.	7,020	350,860
Genesee & Wyoming, Inc.*	8,990	563,673
Knight Transportation, Inc.	16,300	426,245
Masco Corp.	8,090	254,431
Quanta Services, Inc.*	23,500	530,160
Stericycle, Inc.*	3,190	402,546
Waste Connections, Inc.	7,080	457,297
		2,985,212
Information Technology 20.4%
Dolby Laboratories, Inc.	13,630	592,360
Microchip Technology, Inc.	10,040	483,928
Nuance Communications, Inc.*	35,410	661,813
ON Semiconductor Corp.*	30,660	294,029
Open Text Corp.	8,150	422,170
Plantronics, Inc.	7,110	278,641
Skyworks Solutions, Inc.	5,530	430,787
		3,163,728
Materials 2.0%
Steel Dynamics, Inc.	13,940	313,789
Total Domestic Common Stocks (Cost $12,105,636)		13,555,923

	Shares	Value (Note 2)
Foreign Stocks & ADR's 2.0%
Israel 2.0%
NICE Systems Ltd. ADR (Cost $219,184)	4,790	$310,344
Real Estate Investment Trusts 1.4%
Financials 1.4%
Gaming and Leisure Properties, Inc. (Cost $245,661)	6,640	205,309
Institutional Money Market Funds 5.2%
State Street Institutional US Government Money Market Fund
(Cost $812,909)	812,909	812,909
Total Investments 95.9% (Cost $13,383,390)†		14,884,485
Other Assets in Excess of Liabilities 4.1%		641,271
Net Assets 100.0%		$15,525,756

*	Non-income producing.

†
Cost for federal income tax purposes is $13,383,390. At March 31, 2016 unrealized appreciation for federal income tax purposes aggregated $1,501,095 of which $2,371,007 related to appreciated securities and $869,912 related to depreciated securities.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)

Fund Profile (Unaudited)
at March 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	25.1%
Health Care	23.7%
Consumer Discretionary	18.7%
Industrials	18.7%

Sector	Percent of Net Assets
Financials	10.6%
Energy	1.6%
Telecommunication Services	0.9%
Materials	0.8%

Top 10 Holdings**

Description	Percent of Net Assets
Magellan Health, Inc.	2.3%
QLogic Corp.	2.0%
TRI Pointe Group, Inc.	1.9%
Corporate Office Properties Trust	1.9%
Finisar Corp.	1.8%

Description	Percent of Net Assets
Penn National Gaming, Inc.	1.7%
Nuance Communications, Inc.	1.6%
Bloomin' Brands, Inc.	1.6%
Select Comfort Corp.	1.6%
Mobile Mini, Inc.	1.6%
Total of Net Assets	18.0%

*	"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**	"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 96.9%
Consumer Discretionary 18.7%
American Eagle Outfitters, Inc.	46,400	$773,488
Ascena Retail Group, Inc.*	50,600	559,636
Bloomin' Brands, Inc.	46,510	784,624
Callaway Golf Co.	31,600	288,192
KB Home	42,900	612,612
MDC Partners, Inc.	32,534	767,802
Oxford Industries, Inc.	9,200	618,516
Penn National Gaming, Inc.*	48,680	812,469
Planet Fitness, Inc.*	18,100	293,944
Select Comfort Corp.*	40,370	782,774
Texas Roadhouse, Inc.	15,750	686,385
Tile Shop Holdings, Inc.*	35,700	532,287
TRI Pointe Group, Inc.*	78,900	929,442
Vitamin Shoppe, Inc.*	19,630	607,745
		9,049,916
Energy 1.6%
Carrizo Oil & Gas, Inc.*	15,700	485,444
Forum Energy Technologies, Inc.*	21,600	285,120
		770,564
Financials 8.7%
Endurance Specialty Holdings Ltd.	5,500	359,370
Evercore Partners, Inc.	9,070	469,372
Glacier Bancorp, Inc.	28,400	721,928

	Shares	Value (Note 2)
PRA Group, Inc.*	18,150	533,429
PrivateBancorp, Inc.	13,300	513,380
Stifel Financial Corp.*	11,500	340,400
Webster Financial Corp.	19,900	714,410
Western Alliance Bancorp*	16,700	557,446
		4,209,735
Health Care 23.7%
Air Methods Corp.*	10,400	376,688
AngioDynamics, Inc.*	47,194	580,014
Bio-Rad Laboratories, Inc.*	2,686	367,230
Bio-Techne Corp.	6,600	623,832
Capital Senior Living Corp.*	40,700	753,764
Computer Programs & Systems, Inc.	9,200	479,504
Diplomat Pharmacy, Inc.*	8,800	241,120
ExamWorks Group, Inc.*	25,500	753,780
Globus Medical, Inc.*	31,600	750,500
Greatbatch, Inc.*	10,600	377,784
Haemonetics Corp.*	16,780	586,965
HealthSouth Corp.	19,900	748,837
ICON PLC*	4,920	369,492
Magellan Health, Inc.*	16,331	1,109,365
NuVasive, Inc.*	14,540	707,371
Omnicell, Inc.*	17,600	490,512
Owens & Minor, Inc.	14,700	594,174
Patterson Cos, Inc.	9,500	442,035
Press Ganey Holdings, Inc.*	23,900	718,912

	Shares	Value (Note 2)
STERIS PLC	5,100	$362,355
		11,434,234
Industrials 18.7%
Advisory Board Co.*	13,400	432,150
Clarcor, Inc.	10,374	599,513
Esterline Technologies Corp.*	8,060	516,404
Genesee & Wyoming, Inc.*	10,470	656,469
Healthcare Services Group, Inc.	19,400	714,114
Hub Group, Inc.*	16,170	659,574
Knight Transportation, Inc.	28,450	743,967
Mobile Mini, Inc.	23,601	779,305
MYR Group, Inc.*	19,960	501,196
Quanta Services, Inc.*	26,100	588,816
Regal Beloit Corp.	9,150	577,274
Ritchie Bros Auctioneers, Inc.	18,110	490,419
Team, Inc.*	16,200	492,156
Toro Co.	4,200	361,704
Waste Connections, Inc.	5,600	361,704
Woodward, Inc.	11,200	582,624
		9,057,389
Information Technology 23.8%
Acxiom Corp.*	33,800	724,672
Aspen Technology, Inc.*	14,800	534,724
Bottomline Technologies de, Inc.*	19,100	582,359

	Shares	Value (Note 2)
CommVault Systems, Inc.*	16,500	$712,305
Dolby Laboratories, Inc.	6,900	299,874
Finisar Corp.*	47,300	862,752
Fleetmatics Group PLC*	9,800	398,958
j2 Global, Inc.	10,700	658,906
Microsemi Corp.*	9,300	356,283
NetScout Systems, Inc.*	18,000	413,460
Nuance Communications, Inc.*	42,000	784,980
ON Semiconductor Corp.*	53,800	515,942
Open Text Corp.	7,040	364,672
Plantronics, Inc.	16,890	661,919
QLogic Corp.*	71,520	961,229
Rovi Corp.*	10,900	223,559
Ruckus Wireless, Inc.*	56,800	557,208
Rudolph Technologies, Inc.*	38,400	524,544
Tower Semiconductor Ltd.*	61,500	745,380
Xcerra Corp.*	93,800	611,576
		11,495,302
Materials 0.8%
Berry Plastics Group, Inc.*	10,100	365,115
Telecommunication Services 0.9%
inContact, Inc.*	49,500	440,055
Total Domestic Common Stocks (Cost $41,818,989)		46,822,310
Foreign Stocks & ADR's 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $348,577)	9,530	617,449
Real Estate Investment Trusts 1.9%
Financials 1.9%
Corporate Office Properties Trust(a) (Cost $880,843)	34,600	907,904
Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund
(Cost $489,008)	489,008	489,008
Total Investments 101.1% (Cost $43,537,417)†		48,836,671
Excess of Liabilities Over Other Assets (1.1)%		(528,282)
Net Assets 100.0%		$48,308,389

*	Non-income producing.

†
Cost for federal income tax purposes is $43,537,417. At March 31, 2016 unrealized appreciation for federal income tax purposes aggregated $5,299,254 of which $7,169,627 related to appreciated securities and $1,870,373 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

 In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2016 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$8,540,391	$–	$–	$8,540,391
Foreign Stocks & ADRs:
Netherlands	178,720	–	–	178,720
Switzerland	–	61,110	–	61,110
Institutional Money Market Funds	–	3,122,740	–	3,122,740
Mortgage-Backed Securities	–	3,971,628	–	3,971,628
Totals	$8,719,111	$7,155,478	$–	$15,874,589

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bond:
Collateralized Mortgage Obligations	$–	$2,494,279	$–	$2,494,279
Domestic Corporate Bonds	–	8,554,431	–	8,554,431
Domestic Exchange Traded Funds	4,401,816	–	–	4,401,816
Institutional Money Market Funds	–	22,760,082	–	22,760,082
Mortgage-Backed Securities	–	17,932,551	–	17,932,551
Totals	$4,401,816	$51,741,343	$–	$56,143,159

Common Stock:
Domestic Common Stocks	$148,742,182	$–	$–	$148,742,182
Foreign Stocks & ADRs:
Netherlands	3,015,900	–	–	3,015,900
Switzerland	–	1,527,750	–	1,527,750
Institutional Money Market Funds	–	2,530,028	–	2,530,028
Totals	$151,758,082	$4,057,778	$–	$155,815,860

Mid Cap:
Domestic Common Stocks	$13,555,923	$–	$–	$13,555,923
Foreign Stocks & ADRs	310,344	–	–	310,344
Institutional Money Market Funds	–	812,909	–	812,909
Real Estate Investment Trusts	205,309	–	–	205,309
Totals	$14,071,576	$812,909	$–	$14,884,485

Small Company:
Domestic Common Stocks	$46,822,310	$–	$–	$46,822,310
Foreign Stocks & ADRs	617,449	–	–	617,449
Institutional Money Market Funds	–	489,008	–	489,008
Real Estate Investment Trusts	907,904	–	–	907,904
Totals	$48,347,663	$489,008	$–	$48,836,671

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: May 24, 2016

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 24, 2016